Warrants Liability	6 Months Ended
Jun. 30, 2026
Warrants Liability [abstract]
Warrants Liability
9.	Warrants Liability

[a] December 2024 Warrants

During the year ended December 31, 2024, the Company issued warrants attached to its convertible debenture (Note 11).

The Company determined that these warrants were exchangeable into a variable number of shares due to foreign exchange, and as such, the warrants were classified as financial liabilities measured at fair value through profit or loss (“FVTPL”). The Company used the Black-Scholes pricing model to estimate fair value. Expected volatility was based on an evaluation of the historical volatility of the Company’s share price. The risk-free interest rate for the life of the warrants was based on the yields available on government benchmark bonds with a term approximating the remaining term of the warrants. The life of the warrants was based on the contractual terms. The fair value of the warrant liability as at December 13, 2024, the date of issuance was $245,147. The fair value of the warrants as of June 30, 2026, was $Nil (December 31, 2025 - $Nil) resulting in a loss on change in fair value of $Nil for the six months ended June 30, 2026 (2025 - $1,479,704). On June 25, 2025, 80,000 total warrants outstanding were exercised on a cashless basis into 66,315 Class B Subordinate Voting Shares.

The fair values were determined using the Black-Scholes option pricing model and the following assumptions as at:

	December 13, 2024	December 31, 2024	June 25, 2025
Share price (CAD)	$5.80	$5.20	$33.48
Exercise price (CAD)	$7.00	$7.00	$7.00
Expected dividend yield	-	-	-
Risk free interest rate	2.97%	2.96%	2.940%
Expected life	5.00	4.95	4.47
Expected volatility	104.39%	104.52%	118.86%
Foreign exchange rate	0.70	0.70	0.73

[b] January 2025 Warrants

On January 20, 2025, the Company issued warrants attached to its convertible debenture (Note 11). The fair value of the warrant liability at the date of issuance on January 20, 2025, was $405,656. The fair value of the warrants as of June 30, 2026 was $Nil (December 31, 2025 - $Nil) resulting in a loss on change in fair value of $Nil for the six months ended June 30, 2026 (2025 - $2,469,154), On June 25, 2025, the 152,577 total warrants outstanding were exercised on a cashless basis into 133,002 Class B Subordinate Voting Shares.

The fair values were determined using the Black-Scholes option pricing model and the following assumptions as at:

	January 20, 2025	June 25, 2025
Share price (CAD)	$4.90	$33.48
Exercise price (CAD)	$5.25	$5.25
Expected dividend yield	-	-
Risk free interest rate	2.99%	2.90%
Expected life	5.00	4.58
Expected volatility	106.90%	118.86%
Foreign exchange rate	0.70	0.73

[c] March 6, 2025 Warrants

On March 6, 2025, the Company issued warrants attached to its convertible debenture (Note 11). The fair value of the warrant liability as at date of issuance on March 6, 2025, was $38,702. The fair value of the warrants as of June 30, 2026 was $Nil (December 31, 2025 - $Nil) resulting in a loss on change in fair value of $Nil for the six months ended June 30, 2026 (2025 - $2,048,989). On June 25, 2025, the 10,309 total warrants outstanding were exercised on a cashless basis into 8,986 Class B Subordinate Voting Shares.

The fair values were determined using the Black-Scholes option pricing model and the following assumptions as at:

	March 6, 2025	June 25, 2025
Share price (CAD)	$6.44	$33.48
Exercise price (CAD)	$5.25	$5.25
Expected dividend yield	-	-
Risk free interest rate	2.72%	2.90%
Expected life	5.00	4.70
Expected volatility	115.20%	118.86%
Foreign exchange rate	0.70	0.73

[d] March 28, 2025 Warrants

On March 28, 2025, the Company issued warrants attached to its convertible debenture (Note 11). The fair value of the warrant liability as at date of issuance was $1,218,875 (Note 12). The fair value of the warrants as of June 30, 2026, was $Nil (December 31, 2025 - $Nil) resulting in a loss on change in fair value of $Nil for six months ended June 30, 2026 (2025 - $2,048,989). On June 24, 2025, 8,500 warrants were exercised at a price of $7.00 for total gross proceeds of $43,257 (C$59,500). The remaining 175,420 warrants were exercised on a cashless basis into 137,927 Class B Subordinate Voting Shares on various dates between June 25, 2025, to July 31, 2025.

The fair values were determined using the Black-Scholes option pricing model and the following assumptions as at:

	March 28, 2025	June 25, 2025 – July 31, 2025
Share price (CAD)	$11.08	$25.89 - $33.48
Exercise price (CAD)	$7.00	$7.00
Expected dividend yield	-	-
Risk free interest rate	2.61%	2.90% - 3.01%
Expected life	5.00	4.67 - 4.77
Expected volatility	116.80%	118.79% - 118.86%
Foreign exchange rate	0.70	0.72 - 0.74

[e] March 20, 2026 Warrants

On March 20, 2026, the Company issued 1,249,984 warrants attached to its convertible debenture (Note 11). The fair value of the warrant liability as at date of issuance was $1,241,265. During the six months ended June 30, 2026, 529,994 warrants were exercised on a cashless basis into 352,549 Class B Subordinate Voting Shares (Note 14) on various dates between May 28, 2026, and June 1, 2026. The total fair value of the warrants exercised was $11,515,480, resulting in a change in fair value of $1,250,651 for the six months ended June 30, 2026. The fair value of the remaining 719,990 warrants was $2,227,505 as at June 30, 2026 (December 31, 2025 - $Nil), resulting in a change in fair value of $1,101,729 during the six months ended June 30, 2026.

The fair values were determined using the Black-Scholes option pricing model and the following assumptions as at:

	March 20, 2026	May 28, 2026 – June 1, 2026	June 30, 2026
Share price (CAD)	$3.07	$7.26-$9.69	$5.14
Exercise price (CAD)	$3.75	$3.75	$3.75
Expected dividend yield	-	-	-
Risk free interest rate	3.03%	2.77%-2.80%	2.63%
Expected life	5.00	4.80-4.81	4.72
Expected volatility	136.65%	121.71%	122.50
Foreign exchange rate	0.729	0.723-0.724	0.7037